Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,110,000.00
Total Fee Amount	4,710.59
Total Offset Amount	0.00
Net Fee	$ 4,710.59
Offering Table N/A
Offset Table N/A	N/A